Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details Narrative Abstract
Amortization Expenses	$ 229,377	$ 229,377
Useful Life of Assets	10 years